Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Deferred tax asset
Net operating loss
Startup/organizational costs		369,290		147,881
Total deferred tax asset		369,290		147,881
Valuation allowance		(369,290)		(147,881)
Deferred tax asset, net of allowance